Schedule Of Transferred Consideration (Details) (Parenthetical) - ILS (₪) ₪ in Thousands	Feb. 11, 2019	May 14, 2020	Sep. 04, 2018
IfrsStatementLineItems [Line Items]
Issuance of ordinary shares	7,931,589
Gain in fair value measurement of equity	₪ 58,808
Percentage of voting equity interests acquired	100.00%	50.10%
Canndoc Ltd [Member]
IfrsStatementLineItems [Line Items]
Issuance of ordinary shares		1,788,962
Percentage of voting equity interests acquired	38.00%		38.00%